Leases - Additional information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Renewal of office lease term	5 years
Right-of-use assets	$ 600
Lease liabilities	$ 600	$ 549	$ 99
Interest expense		80	10	$ 20
Payments of lease liabilities		$ 180	$ 160	$ 160
Lessee, operating lease, discount rate	10.00%